Business Combinations (Additional Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [Line Items]
Integration and restructuring costs	$ 47	$ 49
Goodwill	12,043	12,114
Assets relating to equity-accounted investees	$ 477	$ 482